Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 253,873	$ 100,791
Other financial assets	0	19,387
Marketable securities	37,662	29,146
Other current assets	2,345	4,901
Total current assets	293,880	154,225
Non-current assets
Marketable securities	17,151	33,300
Property, plant and equipment	739	748
Other non-current assets	1,658	0
Total non-current assets	19,548	34,048
Total assets	313,428	188,273
Current liabilities
Trade payables	3,447	3,741
Lease liability	364	255
Other current liabilities	6,155	4,957
Total current liabilities	9,966	8,953
Non-current liabilities
Lease liability	283	369
Total non-current liabilities	283	369
Total liabilities	10,249	9,322
Equity attributable to owners
Share capital	1,551	1,301
Additional paid-in capital	431,061	291,463
Other reserves	8,407	5,194
Foreign currency translation reserve	(11,572)	(12,561)
Accumulated deficit	(126,268)	(106,446)
Total equity	303,179	178,951
Total liabilities and equity	$ 313,428	$ 188,273